Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		196 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Revenue	$ 0	$ 0	$ 0
Operating expenses:
Research and development	2,075	1,494	69,168
Impairment of capital assets	0	0	386
Gain on deferred lease inducements	0	0	(497)
Acquired in-process research and development	0	0	13,094
General and administration	1,545	1,944	32,094
Loss from operations	(3,620)	(3,438)	(114,245)
Other income (expense):
(Loss)/Gain on derivative warrants	(1,563)	8,071	3,257
Settlement of Cadherin Biomedical Inc. litigation	0	0	(1,283)
Interest expense	0	0	(19)
Other income/(expense)	(5)	9	259
Interest income	25	43	2,897
Total other (expense)/ income	(1,543)	8,123	5,111
Net (loss)/income and total comprehensive loss	$ (5,163)	$ 4,685	$ (109,134)
(Loss)/earnings per share of common stock, basic (In dollars per share)	$ (0.21)	$ 0.20
(loss)/earnings per share of common stock, diluted (In dollars per share)	$ (0.21)	$ 0.19
Weighted-average number of shares of common stock outstanding, basic (in shares)	25,158	23,983
Weighted-average number of shares of common stock outstanding, diluted (In shares)	25,158	24,050